UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GLOBAL DIVIDEND FUND

FORM N-Q

JUNE 30, 2016

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited)	June 30, 2016

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
CONSUMER DISCRETIONARY - 7.4%
Automobiles - 0.5%
Kia Motors Corp.	25,047	$943,341	(a)

Hotels, Restaurants & Leisure - 0.9%
McDonald’s Corp.	14,660	1,764,184

Household Durables - 0.6%
Berkeley Group Holdings PLC	36,750	1,251,043	(a)

Media - 1.1%
SES, FDR	42,923	927,176	(a)
Sky PLC	98,080	1,113,236	(a)

Total Media		2,040,412

Multiline Retail - 0.5%
Kohl’s Corp.	26,284	996,689

Specialty Retail - 1.7%
American Eagle Outfitters Inc.	96,456	1,536,544
TJX Cos. Inc.	23,011	1,777,140

Total Specialty Retail		3,313,684

Textiles, Apparel & Luxury Goods - 2.1%
Coach Inc.	46,636	1,899,950
Li & Fung Ltd.	1,252,000	611,195	(a)
Yue Yuen Industrial Holdings Ltd.	398,000	1,587,652	(a)

Total Textiles, Apparel & Luxury Goods		4,098,797

TOTAL CONSUMER DISCRETIONARY		14,408,150

CONSUMER STAPLES - 21.4%
Beverages - 2.6%
Asahi Group Holdings Ltd.	36,800	1,187,119	(a)
Dr. Pepper Snapple Group Inc.	19,939	1,926,705
PepsiCo Inc.	18,205	1,928,638

Total Beverages		5,042,462

Food & Staples Retailing - 4.4%
Koninklijke Ahold NV	68,248	1,517,707	(a)
Lawson Inc.	18,800	1,490,434	(a)
Metro Inc.	55,415	1,930,592
Wal-Mart Stores Inc.	27,233	1,988,554
William Morrison Supermarkets PLC	648,451	1,626,568	(a)

Total Food & Staples Retailing		8,553,855

Food Products - 9.5%
Bunge Ltd.	21,717	1,284,561
Campbell Soup Co.	19,851	1,320,687
ConAgra Foods Inc.	42,043	2,010,076
Flowers Foods Inc.	44,818	840,338
General Mills Inc.	30,674	2,187,670
Hormel Foods Corp.	45,432	1,662,811
Kellogg Co.	24,751	2,020,919
Kraft Heinz Co.	23,863	2,111,398
McCormick & Co. Inc., Non Voting Shares	12,517	1,335,188
Nestle SA, Registered Shares	21,348	1,646,693	(a)
Pinnacle Foods Inc.	42,487	1,966,723

Total Food Products		18,387,064

Household Products - 4.1%
Church & Dwight Co. Inc.	20,629	2,122,518
Clorox Co.	14,434	1,997,521
Colgate-Palmolive Co.	16,347	1,196,600
Kimberly-Clark Corp.	12,678	1,742,972
Procter & Gamble Co.	11,930	1,010,113

Total Household Products		8,069,724

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Tobacco - 0.8%
Imperial Brands PLC	27,683	$1,502,767	(a)

TOTAL CONSUMER STAPLES		41,555,872

ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Royal Dutch Shell PLC, Class A Shares	64,400	1,758,339	(a)
TC Pipelines LP	18,837	1,078,606
TonenGeneral Sekiyu KK	183,000	1,661,743	(a)

TOTAL ENERGY		4,498,688

FINANCIALS - 17.3%
Banks - 4.4%
BOC Hong Kong Holdings Ltd.	448,500	1,352,861	(a)
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	509,500	924,664
JPMorgan Chase & Co.	20,000	1,242,800
National Bank of Canada	52,850	1,807,687
Oversea-Chinese Banking Corp., Ltd.	256,200	1,669,724	(a)
Toronto-Dominion Bank	37,480	1,609,498

Total Banks		8,607,234

Insurance - 7.3%
Admiral Group PLC	55,158	1,505,504	(a)
Allied World Assurance Co. Holdings AG	24,805	871,648
Aspen Insurance Holdings Ltd.	22,097	1,024,859
Axis Capital Holdings Ltd.	34,511	1,898,105
Hiscox Ltd.	74,849	1,032,158	(a)
Intact Financial Corp.	25,900	1,850,158
Swiss Re AG	16,663	1,456,783	(a)
Talanx AG	45,392	1,345,647	(a)
Travelers Cos. Inc.	17,035	2,027,846
Zurich Insurance Group AG	4,399	1,088,406	*(a)

Total Insurance		14,101,114

Real Estate Investment Trusts (REITs) - 3.4%
American Capital Agency Corp.	46,477	921,174
Digital Realty Trust Inc.	21,467	2,339,688
Hatteras Financial Corp.	92,913	1,523,773
HCP Inc.	27,013	955,720
MFA Financial Inc.	114,125	829,689

Total Real Estate Investment Trusts (REITs)		6,570,044

Real Estate Management & Development - 2.2%
Daito Trust Construction Co., Ltd.	12,200	1,977,571	(a)
Swire Pacific Ltd., Class A Shares	76,000	865,360	(a)
Swiss Prime Site AG, Registered Shares	15,451	1,397,420	(a)

Total Real Estate Management & Development		4,240,351

TOTAL FINANCIALS		33,518,743

HEALTH CARE - 9.9%
Biotechnology - 0.9%
AbbVie Inc.	29,344	1,816,687

Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	36,764	1,445,193
Baxter International Inc.	22,340	1,010,215

Total Health Care Equipment & Supplies		2,455,408

Health Care Providers & Services - 0.5%
Miraca Holdings Inc.	24,700	1,064,413	(a)

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Pharmaceuticals - 7.2%
Eli Lilly & Co.	23,562	$1,855,508
GlaxoSmithKline PLC	64,595	1,388,682	(a)
Johnson & Johnson	16,525	2,004,482
Mitsubishi Tanabe Pharma Corp.	62,700	1,124,622	(a)
Novartis AG, Registered Shares	9,594	789,239	(a)
Otsuka Holdings Co., Ltd.	47,500	2,188,856	(a)
Pfizer Inc.	55,032	1,937,677
Roche Holding AG	4,509	1,190,514	(a)
Teva Pharmaceutical Industries Ltd., ADR	29,515	1,482,538

Total Pharmaceuticals		13,962,118

TOTAL HEALTH CARE		19,298,626

INDUSTRIALS - 7.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	8,227	2,041,695

Airlines - 0.9%
Japan Airlines Co., Ltd.	52,100	1,672,227	(a)

Commercial Services & Supplies - 2.3%
Republic Services Inc.	41,522	2,130,494
Waste Management Inc.	33,856	2,243,637

Total Commercial Services & Supplies		4,374,131

Electrical Equipment - 0.6%
Emerson Electric Co.	22,894	1,194,151

Industrial Conglomerates - 0.7%
Jardine Matheson Holdings Ltd.	24,600	1,440,551	(a)

Machinery - 0.9%
Deere & Co.	21,546	1,746,088

Transportation Infrastructure - 0.9%
Beijing Capital International Airport Co., Ltd., Class H Shares	858,000	929,663	(a)
Hutchison Port Holdings Trust, Class U Shares	1,657,800	761,542	(a)

Total Transportation Infrastructure		1,691,205

TOTAL INDUSTRIALS		14,160,048

INFORMATION TECHNOLOGY - 5.9%
Communications Equipment - 0.9%
Cisco Systems Inc.	61,238	1,756,918

IT Services - 1.6%
Broadridge Financial Solutions Inc.	25,601	1,669,185
International Business Machines Corp.	9,142	1,387,573

Total IT Services		3,056,758

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.	60,433	1,982,202
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	57,000	1,495,110

Total Semiconductors & Semiconductor Equipment		3,477,312

Software - 0.9%
Microsoft Corp.	35,092	1,795,658

Technology Hardware, Storage & Peripherals - 0.7%
HP Inc.	110,000	1,380,500

TOTAL INFORMATION TECHNOLOGY		11,467,146

MATERIALS - 2.1%
Chemicals - 1.1%
Dow Chemical Co.	29,102	1,446,661
Potash Corp. of Saskatchewan Inc.	45,400	737,954

Total Chemicals		2,184,615

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	SHARES	VALUE
Containers & Packaging - 1.0%
Bemis Co. Inc.	35,774	$1,842,003

TOTAL MATERIALS		4,026,618

TELECOMMUNICATION SERVICES - 12.7%
Diversified Telecommunication Services - 9.8%
AT&T Inc.	49,035	2,118,802
BCE Inc.	40,756	1,928,729
Bezeq Israeli Telecommunication Corp., Ltd.	647,648	1,286,462	(a)
CenturyLink Inc.	44,558	1,292,628
Chunghwa Telecom Co., Ltd., ADR	29,443	1,068,781
HKT Trust and HKT Ltd.	1,225,000	1,770,701	(a)
Nippon Telegraph & Telephone Corp.	37,600	1,765,076	(a)
PCCW Ltd.	2,750,000	1,848,983	(a)
Singapore Telecommunications Ltd.	582,000	1,799,795	(a)
Swisscom AG, Registered Shares	2,790	1,385,943	(a)
TDC A/S	151,100	739,595	(a)
Verizon Communications Inc.	37,106	2,071,999

Total Diversified Telecommunication Services		19,077,494

Wireless Telecommunication Services - 2.9%
KDDI Corp.	64,800	1,972,598	(a)
NTT DoCoMo Inc.	78,200	2,104,198	(a)
Rogers Communications Inc., Class B Shares	39,000	1,578,776

Total Wireless Telecommunication Services		5,655,572

TOTAL TELECOMMUNICATION SERVICES		24,733,066

UTILITIES - 12.5%
Electric Utilities - 3.3%
CLP Holdings Ltd.	113,933	1,166,287	(a)
Duke Energy Corp.	20,198	1,732,786
Southern Co.	38,147	2,045,824
Xcel Energy Inc.	32,510	1,455,798

Total Electric Utilities		6,400,695

Gas Utilities - 0.9%
Osaka Gas Co., Ltd.	251,000	961,142	(a)
Tokyo Gas Co., Ltd.	178,000	730,728	(a)

Total Gas Utilities		1,691,870

Independent Power and Renewable Electricity Producers - 0.4%
Huaneng Power International Inc., Class H Shares	1,338,000	828,942	(a)

Multi-Utilities - 5.0%
CMS Energy Corp.	48,056	2,203,848
Consolidated Edison Inc.	26,001	2,091,520
DTE Energy Co.	20,154	1,997,665
National Grid PLC	104,197	1,532,269	(a)
WEC Energy Group Inc.	30,200	1,972,060

Total Multi-Utilities		9,797,362

Water Utilities - 2.9%
American Water Works Co. Inc.	24,802	2,096,017
Guangdong Investment Ltd.	1,098,000	1,685,789	(a)
Severn Trent PLC	55,100	1,799,951	(a)

Total Water Utilities		5,581,757

TOTAL UTILITIES		24,300,626

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $182,643,093)		191,967,583

See Notes to Schedule of Investments.

QS GLOBAL DIVIDEND FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2016

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,367,490)	0.479%	1,367,490	$1,367,490

TOTAL INVESTMENTS - 99.5% (Cost - $184,010,583#)			193,335,073
Other Assets in Excess of Liabilities - 0.5%			1,007,009

TOTAL NET ASSETS - 100.0%			$194,342,082

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Global Dividend Fund (formerly QS Batterymarch Global Dividend Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks:
Consumer Discretionary	$7,974,507	$6,433,643	—	$14,408,150
Consumer Staples	32,584,584	8,971,288	—	41,555,872
Energy	1,078,606	3,420,082	—	4,498,688
Financials	19,827,309	13,691,434	—	33,518,743
Health Care	11,552,300	7,746,326	—	19,298,626
Industrials	9,356,065	4,803,983	—	14,160,048
Telecommunication Services	10,059,715	14,673,351	—	24,733,066
Utilities	15,595,518	8,705,108	—	24,300,626
Other Common Stocks	15,493,764	—	—	15,493,764

Total Long-Term Investments	$123,522,368	$68,445,215	—	$191,967,583

Short-Term Investments†	1,367,490	—	—	1,367,490

Total Investments	$124,889,858	$68,445,215	—	$193,335,073

†	See Schedule of Investments for additional detailed categorizations.

For the period ended June 30, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At June 30, 2016, securities valued at $68,445,215 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At June 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,131,856
Gross unrealized depreciation	(11,807,366)

Net unrealized appreciation	$9,324,490

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	August 22, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 22, 2016